SUPPLEMENT DATED MARCH 12, 2008
                      TO PROSPECTUS DATED NOVEMBER 7, 2007
   FOR BEACON ADVISOR FLEXIBLE CONTRIBUTION DEFERRED VARIABLE ANNUITY CONTRACT

                       OM FINANCIAL LIFE INSURANCE COMPANY
                OLD MUTUAL FINANCIAL NETWORK SEPARATE ACCOUNT VA

This Supplement to the Prospectus is to delete the XTF ETF 60-Class II and XTF ETF 80-Class II as available separate account subaccount allocation options within the Contract for new allocations or transfers of Contract Value. Any reference to these allocation options within the Contract or Prospectus shall be considered null and void.

ALL OTHER CONTRACT PROVISIONS REMAIN AS STATED IN YOUR CONTRACT AND PROSPECTUS, AS PREVIOUSLY AMENDED.



           RETAIN THIS SUPPLEMENT WITH YOUR BEACON ADVISOR PROSPECTUS.
        IF YOU NO LONGER HAVE YOUR PROSPECTUS, YOU MAY OBTAIN A COPY FROM
          OUR WEBSITE WWW.OMFN.COM OR BY CALLING US AT 1-866-599-2760.


Beacon Advisor prospectus Supplement dated March 12, 2008.          Page 1 of 1